PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed statements of comprehensive income
Income/(loss) before income tax	$ (26,374,976)	$ 14,087,288	$ 12,359,202
Income tax provision	1,166,148	1,489,190	1,701,019
Net Income (Loss)	(27,278,005)	12,453,369	10,545,978
Other comprehensive income/(loss)
Comprehensive income/(loss)	(25,508,838)	11,317,430	9,817,290
Parent | Reportable legal entity
Condensed statements of comprehensive income
Share of profit/loss in subsidiaries, net (Note a)	(27,278,005)	12,453,369	10,545,978
Income/(loss) before income tax	(27,278,005)	12,453,369	10,545,978
Net Income (Loss)	(27,278,005)	12,453,369	10,545,978
Other comprehensive income/(loss)
Foreign currency translation gain /(loss)	1,769,167	(1,135,939)	(728,688)
Comprehensive income/(loss)	$ (25,508,838)	$ 11,317,430	$ 9,817,290